Sigificant Accounting Policies (Details) - Schedule of reconciliation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of basic and diluted net loss per share [Abstract]
Net loss for basic and diluted attributable to common shareholders (in Dollars)	$ (6,719,447)	$ (27,087,097)
From continuing operations (in Dollars)	(6,719,447)	(2,136,011)
From discontinued operations (in Dollars)		$ (24,951,086)
Weighted average common stock outstanding
- Basic (in Shares)	107,723,188	188,332,818
- Diluted (in Shares)	108,071,277	188,332,818
Net loss per share of common stock
From continuing operations – basic	$ (0.06)	$ (0.01)
From discontinued operations – basic	0	(0.13)
Net loss per common share - basic	(0.06)	(0.14)
Net loss per share of common stock
From continuing operations – diluted	(0.06)	(0.01)
From discontinued operations – diluted	0	(0.13)
Net loss per common share - diluted	$ (0.06)	$ (0.14)